Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Nov. 24, 2015 $ / shares	Aug. 24, 2015 $ / shares	Aug. 20, 2014 USD ($) shares	Dec. 31, 2008 $ / shares	Dec. 31, 2015 ClassOfCommonStock Installment $ / shares	Aug. 28, 2015 shares	Aug. 22, 2014 USD ($)
Class of Stock [Line Items]
Classes of common shares | ClassOfCommonStock					2
Possible future conversion basis for Class B common shares to Class A common shares					One-for-one
2015 Plan [Member]
Class of Stock [Line Items]
Maximum issuance shares | shares						1,500,000
Class A Common Stock [Member]
Class of Stock [Line Items]
Required Class A common shares dividend per quarter					$ 0.23
Common stock dividends paid	$ 0.10	$ 0.10		$ 0.23
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Redeemable preference shares, quarterly installments | Installment					12
Redeemable preference shares, redemption commencement date					Aug. 31, 2016
Remaining Shares liquidation value at redemption | $							$ 44,976
Redemption amount | $							$ 36,400
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Depositary shares issued | shares			1,400,000
Preferred shares dividend rate percentage					8.75%
Preferred stock issuance term description					On August 20, 2014, the Company issued 1,400,000 depositary shares, each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the "Series B Preferred Shares").
Redemption price per share					$ 2,500.00
Redemption price per depositary share					$ 25.00
Net proceeds from issuance | $			$ 33,497